TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Maturity of Debt Obligations
	Year ended December 31,
	2024	2023	2022

Cost of revenues	$7,893	$8,232	$8,870

Research and development	$520	$486	$574

Selling and marketing	$927	$621	$730

General and administrative	$811	$848	$951

Finance expenses, net	$-	$-	$(392)

Schedule of Transactions and Balances with Related Party and Other Loan
	December 31,
	2024	2023

Related party balances (1)	$206	$257

Other loans (2)	$444	$479

1.	Related to the above mentioned agreements with related party.

2.	Related to the shareholders loan in Lioli.